DEBT (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total long-term debt outstanding	$ 1,262.0	$ 1,371.0
Deferred financing costs	$ 13.9	$ 16.6